Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,971	$ 12,890
Less accumulated depreciation	(12,184)	(10,809)
Property and equipment, net	2,787	2,081
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,782	10,019
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,293	1,194
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,896	$ 1,677